Earnings per Share (Notes)	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15. Earnings per Share
We follow the provisions related to the accounting treatment of certain participating securities for the purpose of determining earnings per share. These provisions address share-based payment awards that have not vested and that contain nonforfeitable rights to dividend equivalents and state that they are participating securities and should be included in the computation of earnings per share pursuant to the two-class method.
Diluted earnings per common share includes the effects of potentially dilutive shares that consist of unvested RSUs. These awards are non-participating securities due to the forfeitable nature of their associated dividend equivalent rights, prior to vesting and we do not consider the RSUs in the two-class method when calculating earnings per share.
The computation of basic and diluted earnings per share under the two-class method is presented as follows:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands, except per share data)
Basic earnings per common share:
Allocation of earnings:
Net income attributable to Western Refining, Inc.	$30,538	$105,989
Distributed earnings	(35,601)	(28,638)
Undistributed income (loss) available to Western Refining, Inc.	$(5,063)	$77,351
Weighted-average number of common shares outstanding	92,078	95,567
Basic earnings per common share:
Distributed earnings per share	$0.39	$0.30
Undistributed earnings (loss) per share	(0.05)	0.81
Basic earnings per common share	$0.34	$1.11

Diluted earnings per common share:
Net income attributable to Western Refining, Inc.	$30,538	$105,989
Weighted-average diluted common shares outstanding	92,144	95,682
Diluted earnings per common share	$0.33	$1.11

The computation of the weighted average number of diluted shares outstanding is presented below:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Weighted-average number of common shares outstanding	92,078	95,567
Restricted share units	66	115
Weighted-average number of diluted shares outstanding	92,144	95,682

A shareholder's interest in our common stock could become diluted as a result of vestings of RSUs. In calculating our fully diluted earnings per common share, we consider the impact of RSUs that have not vested. We include unvested RSUs in our diluted earnings calculation when the trading price of our common stock equals or exceeds the per share or per share unit grant price. In connection with the Merger Agreement, we may grant additional RSUs to NTI employees. The Merger Agreement is expected to result in 17.2 million additional shares of Western Common Stock outstanding. The issuance of these additional shares may have a dilutive impact on our earnings per share.